Offerings - Offering: 1	Aug. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	6.100% Notes due 2028
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 650,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,515.00
Offering Note	Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933 and computed pursuant to Rule 457(a) and 457(f)(2) of the Securities Act of 1933.